SEGMENT INFORMATION	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

19.	SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Company, who reviews financial information when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur costs, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM. All of the Company’s operating facilities and long-lived assets are in China. The Group has determined that it has only one operating segment as defined by ASC 280.